OTHER LONG-TERM LIABILITIES (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Other long-term liabilities
Asset retirement obligations	¥ 103,214	¥ 101,464
Deferred revenue - non-current (Note 5)	50,869	67,683
Deferred government grants	114,209	78,494
Others	28,929	55,887
Total	¥ 297,221	¥ 303,528